CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative effect, period of adoption, adjustment	Common shares and additional paid-in capital	Accumulated deficit	Accumulated deficit Cumulative effect, period of adoption, adjustment	Accumulated other comprehensive loss
Balance at Dec. 31, 2017	$ 61,365	$ 346	$ 308,747	$ (225,399)	$ 346	$ (21,983)
Balance (in shares) at Dec. 31, 2017			11,052
Stock-based compensation	3		$ 3
Net loss	(3,193)			(3,193)
Other comprehensive income (loss)	(349)					(349)
Balance at Dec. 31, 2018	58,172	$ (1,056)	$ 308,750	(228,246)	$ (1,056)	(22,332)
Balance (in shares) at Dec. 31, 2018			11,052
Stock-based compensation	1		$ 1
Net loss	(1,659)			(1,659)
Other comprehensive income (loss)	86					86
Balance at Dec. 31, 2019	$ 55,544		$ 308,751	(230,961)		(22,246)
Balance (in shares) at Dec. 31, 2019	11,052		11,052
Stock-based compensation	$ 1		$ 1
Net loss	(1,293)			(1,293)
Other comprehensive income (loss)	(155)					(155)
Balance at Dec. 31, 2020	$ 54,097		$ 308,752	$ (232,254)		$ (22,401)
Balance (in shares) at Dec. 31, 2020	11,052		11,052